MARKETABLE SECURITIES (Schedule of classified marketable securities) (Details) (USD $)	12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012
Held-to-maturity		$ 178,176
Available-for-sale - Fair Value	2,409,273	2,215,209
Current [Member]
Held-to-maturity - Cost	50,326	226,397
Held-to-maturity - Gross Unrealized Gains		2,025
Held-to-maturity - Gross Unrealized Losses
Held-to-maturity	50,326	228,422
Noncurrent [Member]
Available-for-sale - Cost	2,075,640	1,971,732
Available-for-sale - Gross Unrealized Gains	347,382	259,016
Available-for-sale - Gross Unrealized Losses	13,749	15,539
Available-for-sale - Fair Value	2,409,273	2,215,209
Mutual Funds [Member] | Noncurrent [Member]
Available-for-sale - Cost	1,559,925	1,255,982
Available-for-sale - Gross Unrealized Gains	242,041	123,203
Available-for-sale - Gross Unrealized Losses	12,052
Available-for-sale - Fair Value	1,789,914	1,379,185
Equity Securities [Member] | Noncurrent [Member]
Available-for-sale - Cost	515,715	715,750
Available-for-sale - Gross Unrealized Gains	105,341	135,813
Available-for-sale - Gross Unrealized Losses	1,697	15,539
Available-for-sale - Fair Value	619,359	836,024
Certificates Of Deposit [Member] | Current [Member]
Held-to-maturity - Cost	50,326	50,246
Held-to-maturity - Gross Unrealized Gains
Held-to-maturity - Gross Unrealized Losses
Held-to-maturity	50,326	50,246
Corporate Debt Securities [Member] | Current [Member]
Held-to-maturity - Cost		176,151
Held-to-maturity - Gross Unrealized Gains		2,025
Held-to-maturity - Gross Unrealized Losses
Held-to-maturity		$ 178,176